Accounting for the acquisition of the Credit Suisse Group - Pre-existing relationships (Narrative) (Detail) - Credit Suisse $ in Billions		7 Months Ended	12 Months Ended
	Jun. 12, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 d
Disclosure Of Preexisting Relationships [Line Items]
Retention awards	$ 0.5
Percentage of retention awards offered in cash	50.00%		50.00%
Vesting requirement for payment arrangement	60		60
Percentage of retention awards offered in shares	50.00%		50.00%
Expenses on retention awards		$ 0.3